Warrants Liability - Schedule of Calibration Allowance (Parentheticals) (Details)	Jun. 30, 2026 shares
Schedule of Calibration Allowance [Abstract]
Amortization of Calibration Allowance related to warrants outstanding (in Shares)	10,000,000